CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE ( LOSS) INCOME - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Income Statement [Abstract]
REVENUE	$ 29,908,561	$ 25,494,564	$ 18,219,959
COST OF REVENUE	(20,484,996)	(18,382,637)	(13,017,646)
GROSS PROFIT	9,423,565	7,111,927	5,202,313
OPERATING EXPENSES
Selling expenses	(218,822)	(138,530)	(161,719)
General and administrative expenses	(2,239,967)	(1,323,726)	(1,367,070)
Research and development expenses	(424,558)	(249,050)	(205,359)
Total operating expenses	(2,883,347)	(1,711,306)	(1,734,148)
INCOME FROM OPERATIONS	6,540,218	5,400,621	3,468,165
OTHER INCOME (EXPENSES)
Interest income	1,392	3,207	714
Interest expense	(446,884)	(417,266)	(329,102)
Unrealized foreign transaction exchange gain (loss)	18,831	(45,124)	(248)
Gain on disposal of fixed assets			20,150
Government subsidies	1,306,627	449,972	362,187
Income from short-term investments	20,343	565
Other income	68,922	38,409	132,713
Total other income, net	969,231	29,763	186,414
INCOME BEFORE INCOME TAX PROVISION	7,509,449	5,430,384	3,654,579
INCOME TAX PROVISION	(1,267,025)	(820,931)	(556,262)
NET INCOME	6,242,424	4,609,453	3,098,317
Less: net income attributable to non-controlling interest	4,936	18,650	71,644
NET INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	6,237,488	4,590,803	3,026,673
OTHER COMPREHENSIVE INCOME (LOSS)
Total foreign currency translation adjustment	(2,855,701)	612,806	450,234
TOTAL COMPREHENSIVE INCOME	3,386,723	5,222,259	3,548,551
Less: comprehensive income attributable to non-controlling interest	2,627	21,133	81,737
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$ 3,384,096	$ 5,201,126	$ 3,466,814
EARNINGS PER SHARE
Basic	$ 0.75	$ 0.69	$ 0.58
Diluted	$ 0.74	$ 0.68	$ 0.58
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic	8,360,774	6,615,833	5,210,649
Diluted	8,396,064	6,706,235	5,210,649